Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Schedule of Financial Expenses, Net
	Year ended December 31,
	2017	2016	2015

Income:

Foreign currency exchange differences	$130	$8	$131
Interest on cash equivalents and restricted deposits	50	9	4
Other	34	-	-

	214	17	135
Expenses:

Amortization of shareholders’ convertible loans discount and BCF	103	1,116	2,684
Interest on shareholders’ convertible note and loans	164	270	575
Withholding taxes on interest of convertible note and loans from shareholders	-	-	119

Bank commissions and others	82	100	152
Foreign currency exchange differences	9	25	161
Interest on loans from banks and other credit balances	12	27	21

	370	1,538	3,712

Total financial expenses, net	$156	$1,521	$3,577